MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

522 Fifth Avenue

New York, New York 10036

January 15, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Liquidity Funds (the “Fund”)

File Nos. 333-104972; 811-21339

Post-Effective Amendment No. 21

Dear Sir or Madam:

On behalf of the Fund, attached herewith for filing is the above referenced Post-Effective Amendment No. 21 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 22 pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Select Class shares to the Government, Treasury and Treasury Securities Portfolios, each an existing series of the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax) or Allison Fumai of Dechert LLP at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti